INTANGIBLE ASSETS, NET - Estimated future amortization (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Estimated future amortization expense
2025	$ 4,210
2026	8,421
Intangible assets, net	$ 12,631	$ 16,528